Leases - Schedule of Weighted Average Remaining Lease Term and Discount Rate on Finance Leases (Details)	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule Of Weighted Average Remaining Lease Term And Discount Rate On Finance Leases Abstract
Weighted average remaining lease term (years)	2 years 9 months 18 days		3 years 7 months 6 days
Weighted average discount rate	17.90%		17.90%		0.00%
Weighted average remaining lease term (years)	9 months 18 days	[1]	1 year 7 months 6 days	[1]
Weighted average discount rate	19.30%		19.30%		0.00%

[1]	The finance leases of the Company mature on June 30, 2026. However, as of September 30, 2025, and December 31, 2024, entire finance lease liability has been classified as current on the condensed consolidated balance sheet pursuant to the forbearance agreement entered into by the Company with the bank.